UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07091

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Municipal Money Market Fund
February 28, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.7%	Rate (%)		Date	Amount ($)	Value ($)

Alachua County,
Revenue (North Central Florida
YMCA, Inc. Project) (LOC;
SouthTrust Bank)		3.77	3/7/07	1,630,000 a	1,630,000
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill
Lynch)		3.76	3/7/07	3,345,000 a,b	3,345,000
Bay County School District,
Sales Tax Revenue (Insured;
FSA)		4.55	6/1/07	100,000	100,214
Brevard County,
Utility Revenue, Refunding
(Insured; FGIC)		5.00	3/1/07	100,000	100,000
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)		3.80	3/7/07	1,960,000 a	1,960,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)		3.60	6/6/07	4,354,000	4,354,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)		3.65	6/6/07	4,100,000	4,099,976
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)		3.70	6/6/07	1,000,000	1,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American
International Group Funding
Inc.)		3.79	3/7/07	14,500,000 a	14,500,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)		3.76	3/7/07	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR		4.60	8/1/07	100,000	100,286
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)		3.61	3/7/07	10,000 a,b	10,000
Capital Trust Agency,

Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.74	3/7/07	25,840,000 a,b	25,840,000
Collier County Housing Finance
Authority, MFHR (George
Washington Carver Apartments)
(LOC; PNC Bank)	3.61	3/7/07	3,000,000 a	3,000,000
Collier County Industrial
Development Authority, IDR
(March Project) (LOC; Wachovia
Bank)	3.82	3/7/07	2,810,000 a	2,810,000
Dade County,
GO Notes (Public Improvement)
(Insured; FGIC)	5.30	10/1/07	100,000	100,915
Dade County,
Resource Recovery Facility
Revenue, Refunding (Insured;
AMBAC)	5.30	10/1/07	100,000	100,882
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust
Bank)	3.81	3/7/07	675,000 a	675,000
DeSoto County,
Capital Improvement Revenue
(Insured; MBIA)	4.00	10/1/07	250,000	250,423
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.61	3/7/07	1,955,000 a,b	1,955,000
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	4.50	7/1/07	100,000	100,259
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/07	490,000	492,080
Florida, State Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/07	200,000	200,855
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/07	130,000	130,413
Florida Development Finance
Corporation, IDR (Air
Technology) (LOC; Wachovia
Bank)	3.82	3/7/07	2,000,000 a	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.82	3/7/07	2,975,000 a	2,975,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	3.82	3/7/07	1,330,000 a	1,330,000
Florida Development Finance
Corporation, IDR (Downey Glass

Industries, LLC Project) (LOC;
Wachovia Bank)	3.82	3/7/07	645,000 a	645,000
Florida Development Finance
Corporation, IDR (DSLA Realty
LC Project) (LOC; SunTrust
Bank)	3.81	3/7/07	1,270,000 a	1,270,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates
Corporation Project) (LOC;
Wachovia Bank)	3.82	3/7/07	1,340,000 a	1,340,000
Florida Development Finance
Corporation, IDR (Enterprise
2650 LLC Project) (LOC;
Wachovia Bank)	3.82	3/7/07	985,000 a	985,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	3.67	3/7/07	2,200,000 a	2,200,000
Florida Development Finance
Corporation, IDR (Florida
Steel Project) (LOC; Wachovia
Bank)	3.82	3/7/07	915,000 a	915,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.82	3/7/07	1,910,000 a	1,910,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	3.82	3/7/07	1,600,000 a	1,600,000
Florida Development Finance
Corporation, IDR (Kelray Real
Estate Project) (LOC; Wachovia
Bank)	3.82	3/7/07	810,000 a	810,000
Florida Development Finance
Corporation, IDR (Octex
Corporation Project) (LOC;
Wachovia Bank)	3.82	3/7/07	150,000 a	150,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project) (LOC;
SunTrust Bank)	3.81	3/7/07	930,000 a	930,000
Florida Development Finance
Corporation, IDR (Retro
Elevator Corporation Project)
(LOC; Wachovia Bank)	3.82	3/7/07	745,000 a	745,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	3.76	3/7/07	700,000 a	700,000
Florida Development Finance
Corporation, IDR (Trese Inc.
Project) (LOC; Wachovia Bank)	3.82	3/7/07	980,000 a	980,000
Florida Development Finance

Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	3.67	3/7/07	1,720,000 a	1,720,000
Florida Development Finance
Corporation, IDR, Refunding
(Charlotte Community Project)
(LOC; SunTrust Bank)	3.71	3/7/07	1,255,000 a	1,255,000
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue	3.70	1/1/08	260,000	260,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.85	3/7/07	17,030,000 a	17,030,000
Highlands County Health Facilities
Authority, HR, Refunding
(Adventist Health
System/Sunbelt Obligated Group)	5.00	11/15/07	100,000	100,776
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Tampa International
Airport) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.61	3/7/07	1,975,000 a,b	1,975,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; MBIA)	5.00	10/1/07	285,000	287,109
Hillsborough County Aviation
Authority, Revenue, Refunding
(Tampa International Airport)
(Insured; MBIA)	5.00	10/1/07	1,050,000	1,058,070
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.77	3/7/07	2,600,000 a	2,600,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	3.62	3/7/07	4,000,000 a	4,000,000
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls
Inc.) (LOC; SunTrust Bank)	3.76	3/7/07	3,535,000 a	3,535,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.70	10/1/07	1,530,000	1,530,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.81	3/7/07	2,060,000 a	2,060,000

JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	5/18/07	5,000,000	5,000,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	5/18/07	5,000,000	5,000,000
JEA,
Saint Johns River Power Park
System Revenue, Refunding	5.25	10/1/07	180,000	181,601
JEA,
Water and Sewer System
Revenue, Refunding	4.00	10/1/07	100,000	100,169
Julington Creek Plantation
Community Development
District, Special Assessment
Revenue (Insured; MBIA)	4.00	5/1/07	230,000	230,108
Jupiter Island,
Utility System Revenue (South
Martin Regional Utility)
(Insured; MBIA)	4.30	10/1/07	100,000	100,314
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.63	4/9/07	3,000,000	3,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.57	4/10/07	10,000,000	10,000,000
Lake County Industrial Development
Authority, Revenue (Locklando
Door and Millwork, Inc.
Project) (LOC; Wachovia Bank)	3.77	3/7/07	3,145,000 a	3,145,000
Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation Inc. Project) (LOC;
SunTrust Bank)	3.62	3/7/07	1,875,000 a	1,875,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.76	3/7/07	5,905,000 a	5,905,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.61	3/7/07	1,860,000 a,b	1,860,000
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; AMBAC)	3.45	3/1/07	12,000,000	12,000,000
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured;

Transamerica Life and
Insurance)	3.90	9/5/07	4,600,000	4,600,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System)	3.59	3/7/07	13,300,000 a	13,300,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.77	3/7/07	2,100,000 a	2,100,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.82	3/7/07	2,500,000 a	2,500,000
Miami-Dade County,
Aviation Revenue, Refunding
(Insured; FGIC)	5.25	10/1/07	305,000	307,448
Miami-Dade County Expressway
Authority, Toll System Revenue
(Putters Program) (Insured;
FGIC and Liquidity Facility;
PB Finance Inc.)	3.70	3/7/07	2,580,000 a,b	2,580,000
Miami-Dade County Industrial
Development Authority, IDR
(Dutton Press Inc. Project)
(LOC; SunTrust Bank)	3.76	3/7/07	1,520,000 a	1,520,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.80	3/7/07	2,115,000 a	2,115,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.77	3/7/07	2,860,000 a	2,860,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Company)	3.78	3/7/07	1,830,000 a,c	1,830,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	3.62	3/7/07	2,250,000 a	2,250,000
Miami-Dade County Industrial
Development Authority, SWDR
(Waste Management, Inc.
Project) (Liquidity Facility;
Lloyds TSB Bank PLC)	3.75	3/7/07	4,245,000 a,b	4,245,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.66	3/27/07	6,500,000	6,500,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	3.63	3/7/07	1,300,000 a	1,300,000
Orange County Industrial
Development Authority, Revenue

(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.62	3/7/07	220,000 a	220,000
Orlando-Orange County Expressway
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.70	3/7/07	4,985,000 a,b	4,985,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	3.77	3/7/07	2,660,000 a	2,660,000
Palm Beach County Housing Finance
Authority, MFHR (Azalea Place
Apartments Project) (LOC;
SunTrust Bank)	3.63	3/7/07	1,000,000 a	1,000,000
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue (Insured; AMBAC)	5.75	4/1/07	7,000,000	7,012,406
Peace River/Manasota Regional
Water Supply Authority,
Utility System Revenue
(Insured; FSA and Liquidity
Facility; PB Finance Inc.)	3.70	3/7/07	3,940,000 a,b	3,940,000
Pensacola,
Airport Revenue (Insured; MBIA)	5.40	10/1/07	155,000	156,376
Pinellas County Housing Finance
Authority, SFMR (GIC; Rabobank
and Liquidity Facility;
Merrill Lynch)	3.74	3/7/07	1,620,000 a,b	1,620,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.67	3/7/07	1,830,000 a	1,830,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	3.67	3/7/07	1,565,000 a	1,565,000
Pinellas County Industrial
Development Authority, IDR
(Sure-Feed Engineering
Project) (LOC; Bank of America)	3.77	3/7/07	340,000 a	340,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.82	3/7/07	2,350,000 a	2,350,000
Pinellas County Industry Council,
Revenue (LLC Day School
Project) (LOC; Wachovia Bank)	3.77	3/7/07	230,000 a	230,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	3.82	3/7/07	1,890,000 a	1,890,000
Polk County Industrial Development

Authority, IDR (Florida Treatt
Inc. Project) (LOC; Bank of
America)	3.77	3/7/07	3,855,000 a	3,855,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	3.77	3/7/07	2,330,000 a	2,330,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project)	3.61	3/7/07	5,335,000 a	5,335,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project)	3.61	3/7/07	2,230,000 a	2,230,000
Riveria Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.76	3/7/07	2,030,000 a	2,030,000
Roaring Fork Municipal Products
LLC, Revenue (Hillsborough
County Aviation Authority)
(Insured; AMBAC and Liquidity
Facility; The Bank of New York)	3.80	3/7/07	7,870,000 a,b	7,870,000
Saint John's County Industrial
Development Authority, Health
Facilites Revenue (Coastal
Health Care Investors, Ltd.
Project) (LOC; SunTrust Bank)	3.77	3/7/07	1,300,000 a	1,300,000
Saint John's County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	3.82	3/7/07	1,215,000 a	1,215,000
Saint Lucie County,
IDR (A-1 Roof Trusses Company
Project) (LOC; SouthTrust Bank)	3.82	3/7/07	1,105,000 a	1,105,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wachovia Bank)	3.77	3/7/07	1,860,000 a	1,860,000
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company
Project) (LOC; Wachovia Bank)	3.77	3/7/07	500,000 a	500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.55	3/8/07	3,000,000	3,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	3.60	3/6/07	7,720,000	7,720,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Dexia

Credit Locale)	3.54	3/8/07	10,000,000	10,000,000
Tallahassee,
Energy System Revenue,
Refunding (Insured; FSA)	5.00	10/1/07	1,000,000	1,007,421
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.67	3/7/07	1,000,000 a	1,000,000
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of
Volusia and Flager Counties
Inc. Project) (LOC; Wachovia
Bank)	3.77	3/7/07	355,000 a	355,000

Total Investments (cost $313,167,083)			100.7%	313,167,101
Liabilities, Less Cash and Receivables			(.7%)	(2,199,730)
Net Assets			100.0%	310,967,371

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $60,225,000 or 19.4% of net assets.
c	Purchased on delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)